[GRAPHIC OMITTED]                                    Dykema Gossett PLLC
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January 5, 2007

Principal Variable Contracts Fund, Inc.
711 High Street
Des Moines, IA  50392

WM Variable Trust
1201 3rd Avenue
8th Floor
Seattle, WA  98101


Ladies and Gentlemen:

         You have requested our opinion, as counsel to Principal Variable Contracts Fund, Inc. ("PVC"), a Maryland corporation, on behalf of its separate series listed below (the "Acquiring Funds"), that the proposed acquisition of all the assets and certain liabilities of certain separate series of the WM Variable Trust, a Massachusetts business trust ("WMVT"), that are listed below (the "Acquired Funds"), by corresponding Acquiring Funds, will qualify as a tax-free "reorganization" under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). The Acquired Funds and their corresponding Acquiring Funds are listed below (each such Acquiring Fund being the "Corresponding Acquiring Fund" of the Acquired Fund set forth opposite its name, and each such Acquired Fund being the "Corresponding Acquired Fund" of the Acquiring Fund set forth opposite its name). The term "Proposal" refers to the proposed reorganization with respect to each Acquired Fund and its Corresponding Acquiring Fund as set forth in the proposals in the Proxy Statement/Prospectus included in PVC's Registration Statement on Form N-14 under the Securities Act of 1933, as filed with the Securities and Exchange Commission (File No. 333-137812).

Proposal    Corresponding                     Corresponding
            Acquired Funds                    Acquiring Funds

1           Balanced Portfolio                Balanced Portfolio
2           Conservative Balanced Portfolio   Conservative Balanced Portfolio
3           Conservative Growth Portfolio     Conservative Growth Portfolio
4           Equity Income Fund                Equity Income Account I
5           Flexible Income Portfolio         Flexible Income Portfolio
6           Growth Fund                       Growth Account
7           Growth & Income Fund              LargeCap Blend Account
8           Income Fund                       Income Account
9           International Growth Fund         Diversified International Account
10          Mid Cap Stock Fund                MidCap Stock Account
11          Money Market Fund                 Money Market Account
12          REIT Fund                         Real Estate Securities Account
13          Short Term Income Fund            Short-Term Income Account
14          Small Cap Growth Fund             SmallCap Growth Account
15          Small Cap Value Fund              SmallCap Value Account
16          Strategic Growth Portfolio        Strategic Growth Portfolio
17          U.S. Government Securities Fund   Mortgage Securities Account
18          West Coast Equity Fund            West Coast Equity Account


BACKGROUND

         Capitalized terms not otherwise defined herein have the meanings as defined in the Plan of Reorganization. For purposes of this opinion, all statutory references are to the Code unless otherwise specified.

         Each acquisition will occur pursuant to the Agreement and Plan of Reorganization dated as of December 1, 2006 (the "Plan of Reorganization") adopted on behalf of the Acquired Funds and the Acquiring Funds by WMVT and PVC, respectively. This opinion is furnished to you pursuant to Section 6.3(f) of the Plan of Reorganization. Each of WMVT and PVC is organized as a series fund and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Each Acquired Fund and Acquiring Fund generally is treated as an open-end management investment company for 1940 Act purposes and is treated as a separate corporation for Federal income tax purposes.

         In connection with the preparation of this opinion, we have, among other things, reviewed, and relied upon the accuracy of, the following documents:

         1.   The Plan of Reorganization;

         2. The Registration Statement on Form N-14 under the Securities Act of 1933 that relates to the acquisition transaction between each Acquiring Fund and Acquired Fund, as filed with the Securities and Exchange Commission (the "Registration Statement"); and

         3. Officers' Certificates provided to us by PVC on behalf of the Acquiring Funds and by WMVT on behalf of the Acquired Funds (collectively, the "Certificates").

         In rendering this opinion, we have assumed that the Reorganization (as defined below) will be carried out pursuant to the terms of the Plan of Reorganization and in accordance with the Certificates. In addition, we have further assumed that factual statements and information contained in the Registration Statement, the Certificates, and other documents, records and instruments supplied to us are correct and that there has been no material change with respect to such facts or information prior to the time of the Reorganization.

         If the Reorganization is effected on a factual basis different from that contemplated above, part or all of the opinion expressed herein may be inapplicable. Further, our opinion expressed herein is based upon existing law, regulations, administrative pronouncements and judicial authority, all as in effect as of today's date. This opinion represents our best legal judgment as to the matters addressed herein, but is not binding on the Internal Revenue Service ("IRS") or the courts. Accordingly, no assurance can be given that the opinion expressed herein, if contested, would be sustained by a court. Furthermore, the authorities upon which we rely may be changed at any time, potentially with retroactive effect. No assurances can be given as to the effect of any such changes on the conclusions expressed in this opinion.

SUMMARY OF RELEVANT FACTS

         1. WMVT is a business trust under Massachusetts law and an open-end management investment company operating as a series fund under the 1940 Act.

         2. PVC is a Maryland corporation and an open-end management investment company operating as a series fund under the 1940 Act.

         3. Each of WMVT and each Acquired Fund has met the requirements of subchapter M of the Code for treatment as a regulated investment company ("RIC") within the meaning of Code Section 851 in respect of each taxable year since it commenced operations and will continue to meet such requirements at all times through the Closing Date.

         4. Each of PVC and each Acquiring Fund has met the requirements of subchapter M of the Code for treatment as a RIC within the meaning of Code
Section 851 in respect of each taxable year since it commenced operations and will continue to meet such requirements at all times through the Closing Date.

         5. Each of the Board of Directors for PVC, on behalf of each Acquiring Fund, and the Board of Trustees for WMVT, on behalf of each Acquired Fund, has determined, for valid business reasons, to combine the assets and liabilities (if any) of such Acquired Fund into its Corresponding Acquiring Fund, and has adopted the Plan of Reorganization, subject to, among other things, approval by the shareholders of each Acquired Fund (the "Reorganization").

         6. Prior to the Closing Date, WMVT on behalf of each Acquired Fund (other than any Acquired Fund that is described in Proposals 1, 2, 3, 4, 5, 8, 10, 13, 16, 17 and 18 and with respect to which the Corresponding Acquiring Fund is newly organized to effectuate the Reorganization) shall have declared a dividend or dividends, with a record and ex-dividend date prior to the Effective Time, which, together with all previous dividends, shall have the effect of distributing all of the Acquired Fund's investment company taxable income for all its taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid), plus the excess of its interest income, if any, excludable from gross income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for all taxable periods ending on or before the Closing Date and all of its net capital gains realized in all its taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carry forward).

         7. On the Closing Date, each Acquired Fund will transfer and deliver to its Corresponding Acquiring Fund all of the then existing assets of the Corresponding Acquired Fund (including, without limitation, all cash, securities, commodities, interests in futures and other financial instruments, claims, (whether absolute or contingent, known or unknown), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, all books and records belonging to the Acquired Fund, any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in the Plan of Reorganization and other than the Acquired Fund's rights under the Plan of Reorganization). In consideration thereof, the Corresponding Acquiring Fund will (A) assume the Stated Liabilities of the Acquired Fund as of the Closing Date and (B) issue and deliver to the Acquired Fund, the number of full and fractional shares of each corresponding class of shares of the Acquiring Fund determined by dividing the aggregate value of the Acquired Fund's assets, net of certain stated liabilities of the Acquired Fund, attributable to each class of shares of the Acquired Fund (as set forth below), computed in the manner and as of the time and date set forth the Plan of Reorganization, by the net asset value of one share of the Acquiring Fund of the corresponding class (as set forth below), computed in the manner and as of the time and date set forth in the Plan of Reorganization. The classes of shares of the Acquiring Fund correspond to the classes of shares of the Acquired Fund as follows: Class 1 shares of the Acquiring Fund correspond to Class 1 shares of the Acquired Fund; and Class 2 shares of the Acquiring Fund correspond to Class 2 shares of the Acquired Fund.

         8. Immediately after the transfer of the assets of each Acquired Fund to its Corresponding Acquiring Fund, the Acquired Fund will distribute in complete liquidation of the Acquired Fund to the shareholders of record of each class of shares of the Acquired Fund, determined as of the Effective Time, on a pro rata basis, all the shares of the Acquiring Fund of the corresponding class received by the Acquired Fund.

         9. The liquidation of each Acquired Fund and the distribution of its assets to the shareholders of each Acquired Fund will be accomplished by the transfer of the shares of the Acquiring Fund then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the shareholders of the Acquired Fund, representing the respective pro rata number of each class of shares of the Acquiring Fund due the shareholders of the Acquired Fund holding the corresponding class of shares of the Acquired Fund. All issued and outstanding shares of the Acquired Fund will simultaneously be redeemed and cancelled on the books of the Acquired Fund and will be null and void. The Acquiring Fund shall not issue certificates representing shares of the Acquiring Fund in connection with such exchange. As a result of these transfers, the shareholders of the Acquired Fund will cease to own shares of the Acquired Fund and will instead own Class 1 or Class 2 shares of the Corresponding Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of all Class 1 and Class 2 shares of the Acquired Fund on the Closing Date.

         10. As soon as practicable after the Closing Date, WMVT shall make all filings and take all other necessary steps to effect the complete dissolution of the Acquired Funds, and after the dissolution of all the Acquired Funds, to effect its complete dissolution and to terminate its registration under the 1940 Act.

         Based on the Code, Treasury Regulations issued thereunder, IRS rulings and relevant case law, as of the date hereof, and on the facts, representations and assumptions set forth above, and the documents, records and other instruments we have reviewed, it is our opinion that, under current Federal income tax law in effect as of this date:
      (i) The acquisition by each Acquiring Fund of all the assets of its Corresponding Acquired Fund solely in exchange for shares of such Acquiring Fund and the assumption by each Acquiring Fund of the Stated
               Liabilities of its Corresponding Acquired Fund, followed by the distribution of the shares of such Acquiring Fund by its Corresponding Acquired Fund, as described above, will qualify as a reorganization within the meaning of Code Section 368(a)(1). Each
               Acquiring Fund and its Corresponding Acquired Fund will be "a party to a reorganization" within the meaning of Code Section 368(b).
      (ii) No Acquired Fund will recognize any gain or loss upon the transfer of all its assets to its Corresponding
               Acquiring Fund solely in exchange for shares of such Corresponding Acquiring Fund and the assumption by such Corresponding Acquiring Fund of the Stated
               Liabilities of its Corresponding Acquired Fund, if any, and the subsequent distribution of those shares of such Corresponding Acquiring Fund to the shareholders of such Acquired Fund in liquidation.
               (Code Sections 361(a), 357(a), 361(c))
      (iii) No Acquiring Fund will recognize any gain or loss on the receipt of the assets of its Corresponding
               Acquired Fund solely in exchange for such Acquiring
               Fund's shares and such Acquiring Fund's assumption of its Corresponding Acquired Fund's Stated Liabilities.
               (Code Section 1032(a))
      (iv) The basis of the assets of each Acquired Fund in the hands of its Corresponding Acquiring Fund will be the same as the basis of those assets in the hands of such Acquired Fund immediately prior to the Reorganization. (Code Section 362(b))
      (v) Each Acquiring Fund's holding periods for its Corresponding Acquired Fund's assets acquired in the Reorganization will include the periods during which such Corresponding Acquired Fund held such assets.
               (Code Section 1223(2))
      (vi) No shareholder of an Acquired Fund will recognize any gain or loss upon the liquidation of such Acquired
               Fund and upon the receipt of shares of its Corresponding Acquiring Fund solely in exchange for their shares in such Acquired Fund. (Code Section
               354(a))
      (vii)    The aggregate basis of the shares of each Acquiring
               Fund received by a shareholder of its Corresponding
               Acquired Fund will be the same as the basis of the shares of such Corresponding Acquired Fund surrendered in exchange therefor. (Code Section
               358(a)(1))
      (viii) The holding period of shares of each Acquiring Fund received by a shareholder of its Corresponding
               Acquired Fund will include the period during which such shareholder held the shares of such Corresponding Acquired Fund surrendered in exchange therefor, provided that such shareholder held the shares of such Corresponding Acquired Fund as a capital asset on the Closing Date. (Code Section
               1223(1))
      (ix)     Pursuant to Code Section 381(a) and Treasury
               Regulations Section 1.381(a)-1, each Acquiring Fund will succeed to and take into account the items of its Corresponding Acquired Fund described in Code
               Section 381(c), subject to the provisions and limitations specified in Code Sections 381, 382, 383, and 384, and the Treasury Regulations thereunder.

         The opinion expressed herein is rendered only with respect to the specific matters discussed herein. We express no opinion with respect to any other Federal, state, local, or foreign income tax or legal aspect of the Reorganization, and no inference should be drawn with respect to any matter not expressly opined upon. In accordance with the foregoing limitation, we express no opinion with respect to the effect of the Reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized at the end of a taxable year (or on the termination or transfer thereof) under Federal income tax principles. We express our opinion herein exclusively for the purpose of ascertaining the Federal income tax consequences of the Reorganization contemplated in the Plan of Reorganization to each Acquired Fund, each Acquiring Fund and the shareholders of each Acquired Fund on their receipt of the shares of each Corresponding Acquiring Fund in exchange for their shares of each Corresponding Acquired Fund pursuant to the Plan of Reorganization. We assume no responsibility to update our opinion in the event of a subsequent change in the law or facts. This opinion letter may not be relied upon by you for any other purpose, or relied upon by, or furnished to, any other person, firm or corporation, other than those specifically listed above, without our prior written consent.



                                                     Very truly yours,

                                                     /s/ Dykema Gossett PLLC

                                                     DYKEMA GOSSETT PLLC